LONG-TERM BANK LOANS (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
2014	$ 8,671,080
2015	8,824,411
2016	9,381,898
2017	425,257
2018	414,471
2019 and onwards	58,696
Loans Payable to Bank	$ 27,775,813	$ 32,556,042